Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Beginning balance at Sep. 30, 2018	$ 6,684,807	$ 4,251,424	$ 201,596	$ 2,018,592	$ 213,195
Net earnings	1,263,207	1,263,207
Other comprehensive income (loss)	(24,902)		(24,902)
Comprehensive income (loss)	1,238,305	1,263,207	(24,902)
Share-based payment costs	39,440				39,440
Income tax impact associated with stock options	14,663				14,663
Exercise of stock options	63,703			77,773	(14,070)
Exercise of performance share units	0			7,651	(7,651)
Purchase for cancellation of Class A subordinate voting shares	(1,126,075)	(956,776)		(169,299)
Purchase of Class A subordinate voting shares held in trusts	(30,740)			(30,740)
Ending balance (Previously stated) at Sep. 30, 2019	6,884,103	4,557,855	176,694	1,903,977	245,577
Ending balance at Sep. 30, 2019	6,884,103	4,557,855	176,694	1,903,977	245,577
Net earnings	1,117,862	1,117,862
Other comprehensive income (loss)	369,016		369,016
Comprehensive income (loss)	1,486,878	1,117,862	369,016
Share-based payment costs	37,358				37,358
Income tax impact associated with stock options	(8,653)				(8,653)
Exercise of stock options	57,151			69,420	(12,269)
Exercise of performance share units	0			9,078	(9,078)
Purchase for cancellation of Class A subordinate voting shares	(1,043,517)	(878,202)		(165,315)
Purchase of Class A subordinate voting shares held in trusts	(55,287)			(55,287)
Ending balance at Sep. 30, 2020	$ 7,264,160	$ 4,703,642	$ 545,710	$ 1,761,873	$ 252,935